ESTIMATION OF FAIR VALUE - Investment in debt securities pledged as collateral (Details) - Financial assets measured at fair value through other comprehensive income, category [member] - COP ($)
$ in Millions
	Dec. 31, 2022	Dec. 31, 2021
Debt securities [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral	$ 7,723,412	$ 8,455,641
Pledged in money market operations | Debt securities [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral	6,567,488	7,513,007
Pledged in money market operations | Securities issued or secured by central banks
Disclosure of financial assets [line items]
Financial assets pledged as collateral	39,212	37,797
Pledged in money market operations | Securities issued or secured by foreign Governments
Disclosure of financial assets [line items]
Financial assets pledged as collateral	1,651,796	1,235,018
Pledged in money market operations | Securities issued or secured by Colombian Government
Disclosure of financial assets [line items]
Financial assets pledged as collateral	4,414,866	5,539,919
Pledged in money market operations | Securities issued or secured by other Colombian Government entities
Disclosure of financial assets [line items]
Financial assets pledged as collateral	175,521	68,305
Pledged in money market operations | Securities issued or secured by other financial entities
Disclosure of financial assets [line items]
Financial assets pledged as collateral	89,982	435,588
Pledged in money market operations | Securities issued or secured by non-financial sector entities
Disclosure of financial assets [line items]
Financial assets pledged as collateral	32,955	4,927
Pledged in money market operations | Other debt securities
Disclosure of financial assets [line items]
Financial assets pledged as collateral	163,156	191,453
Pledged as collateral in operations with derivative instruments | Debt securities [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral	10,177	11,155
Pledged as collateral in operations with derivative instruments | Securities issued or secured by Colombian Government
Disclosure of financial assets [line items]
Financial assets pledged as collateral	10,177	11,155
Pledged as collateral to special entities such as CRCC, BR and BVC | Debt securities [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral	1,145,747	931,479
Pledged as collateral to special entities such as CRCC, BR and BVC | Securities issued or secured by Colombian Government
Disclosure of financial assets [line items]
Financial assets pledged as collateral	1,145,747	931,479
Level 1 of fair value hierarchy [member] | Debt securities [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral	6,389,380	6,735,860
Level 1 of fair value hierarchy [member] | Pledged in money market operations | Debt securities [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral	5,233,456	5,812,146
Level 1 of fair value hierarchy [member] | Pledged in money market operations | Securities issued or secured by foreign Governments
Disclosure of financial assets [line items]
Financial assets pledged as collateral	1,376,551	1,091,388
Level 1 of fair value hierarchy [member] | Pledged in money market operations | Securities issued or secured by Colombian Government
Disclosure of financial assets [line items]
Financial assets pledged as collateral	3,718,431	4,659,290
Level 1 of fair value hierarchy [member] | Pledged in money market operations | Securities issued or secured by other Colombian Government entities
Disclosure of financial assets [line items]
Financial assets pledged as collateral	138,474	9,002
Level 1 of fair value hierarchy [member] | Pledged in money market operations | Other debt securities
Disclosure of financial assets [line items]
Financial assets pledged as collateral		52,466
Level 1 of fair value hierarchy [member] | Pledged as collateral in operations with derivative instruments | Debt securities [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral	10,177	11,155
Level 1 of fair value hierarchy [member] | Pledged as collateral in operations with derivative instruments | Securities issued or secured by Colombian Government
Disclosure of financial assets [line items]
Financial assets pledged as collateral	10,177	11,155
Level 1 of fair value hierarchy [member] | Pledged as collateral to special entities such as CRCC, BR and BVC | Debt securities [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral	1,145,747	912,559
Level 1 of fair value hierarchy [member] | Pledged as collateral to special entities such as CRCC, BR and BVC | Securities issued or secured by Colombian Government
Disclosure of financial assets [line items]
Financial assets pledged as collateral	1,145,747	912,559
Level 2 of fair value hierarchy [member] | Debt securities [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral	1,334,032	1,719,781
Level 2 of fair value hierarchy [member] | Pledged in money market operations | Debt securities [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral	1,334,032	1,700,861
Level 2 of fair value hierarchy [member] | Pledged in money market operations | Securities issued or secured by central banks
Disclosure of financial assets [line items]
Financial assets pledged as collateral	39,212	37,797
Level 2 of fair value hierarchy [member] | Pledged in money market operations | Securities issued or secured by foreign Governments
Disclosure of financial assets [line items]
Financial assets pledged as collateral	275,245	143,630
Level 2 of fair value hierarchy [member] | Pledged in money market operations | Securities issued or secured by Colombian Government
Disclosure of financial assets [line items]
Financial assets pledged as collateral	696,435	880,629
Level 2 of fair value hierarchy [member] | Pledged in money market operations | Securities issued or secured by other Colombian Government entities
Disclosure of financial assets [line items]
Financial assets pledged as collateral	37,047	59,303
Level 2 of fair value hierarchy [member] | Pledged in money market operations | Securities issued or secured by other financial entities
Disclosure of financial assets [line items]
Financial assets pledged as collateral	89,982	435,588
Level 2 of fair value hierarchy [member] | Pledged in money market operations | Securities issued or secured by non-financial sector entities
Disclosure of financial assets [line items]
Financial assets pledged as collateral	32,955	4,927
Level 2 of fair value hierarchy [member] | Pledged in money market operations | Other debt securities
Disclosure of financial assets [line items]
Financial assets pledged as collateral	$ 163,156	138,987
Level 2 of fair value hierarchy [member] | Pledged as collateral to special entities such as CRCC, BR and BVC | Debt securities [member]
Disclosure of financial assets [line items]
Financial assets pledged as collateral		18,920
Level 2 of fair value hierarchy [member] | Pledged as collateral to special entities such as CRCC, BR and BVC | Securities issued or secured by Colombian Government
Disclosure of financial assets [line items]
Financial assets pledged as collateral		$ 18,920